Convertible notes, at fair value - Balance of convertible notes measured at fair value (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Convertible notes, at fair value	¥ 354,080,264	¥ 318,466,215	¥ 366,261,610
Convertible notes
Debt Instrument [Line Items]
Unpaid principal balance of Convertible Notes	348,230,000	318,785,000	343,585,000	$ 50,000,000	$ 50,000,000	$ 50,000,000
Difference between fair value and unpaid principal balance of convertible notes	5,850,264	318,785	¥ 22,676,610	$ 3,300,000	$ 840,000	$ 50,000
Changes in fair value of specific credit risk	¥ 1,520,393	¥ 548,029